CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023
Cash Flows Used in Operating Activities
Net loss	$ (81,662,591)	$ (1,821,763)	$ (30,539,714)	$ (7,938,335)	$ (37,556,787)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	1,092	11,188	11,936		1,785
Prospect fee offset to note payable					(368,334)
Bad debt expense				(26,612)
Expense related to stock-based compensation		108,000	1,225,800		4,781,279
Impairment loss	80,743,013	1,457,961	25,008,677		27,167,415
Change in:
Accounts receivable		32,203		74,310	(208,882)
Accounts receivable, related party				(14,153)
Prepayments - development costs		(81,279)	150,000	(150,000)	18,660
Prepaid expenses	(58,225)	(24,665)	25,652	(1,408)	(14,441)
Other assets	39,185			(94,364)	(25,000)
Accounts payable and accrued expenses	2,209,867	(3,382,288)	(3,660,998)	2,524,381	(1,353,787)
Net cash used in operating activities	1,272,341	(4,333,317)	(7,778,647)	(5,626,181)	(7,558,092)
Cash Flows Used in Investing Activities
Investment in oil and natural gas properties	(3,023,030)	(31,769)	(7,853,902)	(3,859,851)	(8,653,640)
Net cash used in investing activities	(3,023,030)	(31,769)	(7,853,902)	(3,859,851)	(8,653,640)
Cash Flows From Financing Activities
Proceeds from notes payable, related party	2,000,000	1,000,000	17,000,000	7,500,000	18,000,000
Payments on promissory notes			(1,000,000)		(1,000,000)
Payments on accrued interest			(199,345)
Prepayments, working interest owners		(311,281)			311,281
Contributions from parent, net				316,600
Net cash provided from financing activities	2,000,000	3,829,861	15,800,655	7,816,600	17,311,281
Net increase (decrease) in cash	249,311	(535,225)	168,106	(1,669,432)	1,099,549
Cash - beginning of period	319,987	1,668,847	569,298	1,989,419	569,298
Cash - end of period	569,298	1,133,622	737,404	319,987	1,668,847
Supplemental disclosure of cash flow information:
Cash paid for interest			199,345		199,345
Cash paid for income tax
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued in working interest acquisition					15,838,073
Common stock issued in spin out transaction				16,547
Account receivable cancelled in WI acquisition					177,519
Account payable reduced by expense offset	15,638
Capitalized Interest	74,210	1,438,571	1,139,183	1,289,328	2,498,184
Gain on sale of property interests		(618,504)
Imputed interest on note payable		12,500
Asset Retirement Obligation applied to plug and abandon expense		(26,670)
Proceeds from promissory note	2,000,000	2,000,000		7,500,000
Proceeds from sale of assets		1,141,142
Net increase (decrease) in cash	$ 249,311	(535,225)	168,106	$ (1,669,432)	1,099,549
Addition to note payable to reimburse lease payments		278,054
Common stock issued in property acquisition		450,000
Common stock issued for working interest			$ 15,838,072		$ 15,838,073